Condensed Consolidated Statements Of Shareholders Deficit - USD ($) $ in Thousands	Common Stock	Warrants Outstanding	Additional Paid-in Capital	Accumulated Deficit	Total
Balance, beginning at Dec. 31, 2017	$ 212	$ 826	$ 359,141	$ (371,423)	$ (11,244)
Issuance of common stock and warrants in public and private offerings, net of issuance costs	25		2,227		2,252
Share-based compensation, net of shares withheld for taxes	1		362		363
Comprehensive loss for the period				(4,290)	(4,290)
Balance, ending at Mar. 31, 2018	238	826	361,730	(375,713)	(12,919)
Balance, beginning at Dec. 31, 2017	212	826	359,141	(371,423)	(11,244)
Comprehensive loss for the period					(8,784)
Balance, ending at Jun. 30, 2018	259	335	363,671	(380,207)	(15,942)
Balance, beginning at Dec. 31, 2017	212	826	359,141	(371,423)	(11,244)
Expiration of warrants			491
Issuance of common stock and warrants in public and private offerings, net of issuance costs	45		3,281		5,276
Issuance of common stock upon conversion and payment of interest in kind on convertible debt	4		52		56
Share-based compensation, net of shares withheld for taxes	6		1,023		1,029
Comprehensive loss for the period				(20,869)	(20,869)
Balance, ending at Dec. 31, 2018	287	1,810	364,885	(392,292)	(25,310)
Balance, beginning at Mar. 31, 2018	238	826	361,730	(375,713)	(12,919)
Expiration of warrants		(491)	491
Issuance of common stock and warrants in public and private offerings, net of issuance costs	20		1,103		1,123
Share-based compensation, net of shares withheld for taxes	1		347		348
Comprehensive loss for the period				(4,494)	(4,494)
Balance, ending at Jun. 30, 2018	259	335	363,671	(380,207)	(15,942)
Balance, beginning at Dec. 31, 2018	287	1,810	364,885	(392,292)	(25,310)
Cumulative effect of change in accounting principle				(38)	(38)
Issuance of common stock upon exercise of options and warrants	15	(357)	357		15
Issuance of common stock upon conversion and payment of interest in kind on convertible debt	4		76		80
Share-based compensation, net of shares withheld for taxes			67		67
Comprehensive loss for the period				(2,094)	(2,094)
Balance, ending at Mar. 31, 2019	306	1,453	365,385	(394,424)	(27,280)
Balance, beginning at Dec. 31, 2018	287	1,810	364,885	(392,292)	(25,310)
Comprehensive loss for the period					(3,656)
Balance, ending at Jun. 30, 2019	317	1,453	365,530	(395,986)	(28,686)
Balance, beginning at Mar. 31, 2019	306	1,453	365,385	(394,424)	(27,280)
Issuance of common stock for services	6		54		60
Issuance of common stock upon conversion and payment of interest in kind on convertible debt	5		43		48
Share-based compensation, net of shares withheld for taxes			48		48
Comprehensive loss for the period				(1,562)	(1,562)
Balance, ending at Jun. 30, 2019	$ 317	$ 1,453	$ 365,530	$ (395,986)	$ (28,686)